Warrants (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Warrants and Rights Note Disclosure [Abstract]
Derivatives Fair Value Assumptions	The table below presents the value of the private warrants under the Black-Scholes OPM using the following assumptions as of the following dates:

	March 31, 2022	December 31, 2021
Fair value of each private warrant	$0.92	$0.87
Exercise price	$11.50	$11.50
Common stock price	$8.24	$5.66
Expected option term (in years)	4.68	4.94
Expected volatility	22.20%	39.50%
Risk-free rate of return	2.41%	1.25%
Expected annual dividend yield	—%	—%

The table below presents the value of the private warrants under the Black-Scholes OPM using the following assumptions as of the following periods:

	December 7, 2021	December 31, 2021
Fair value of each private warrant	$1.15	$0.87
Exercise price	$11.50	$11.50
Common stock price	$9.99	$5.66
Expected option term (years)	5	4.94
Expected volatility	16.50%	39.50%
Risk-free rate of return	1.26%	1.25%
Expected annual dividend yield	—%	—%